CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (2,223,638)	$ (314,039)	¥ (486,275)	¥ (558,053)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	338,468	47,801	206,385	446,398
Allowance for loan receivables and prepayments and other current assets	19,495	2,753	3,411	1,024
Gains on disposal of property and equipment	(666)	(94)	(772)	(11,045)
Goodwill impairment	1,382,149	195,197
Share-based compensation expenses	32,185	4,545	103,068	16,836
Deferred income tax benefit	(2,709)	(383)	(23,268)	(91,319)
(Gain)/Loss from investments, net	66,550	9,399	(31,236)	(172,219)
Share of results of equity investee	114,104	16,115	(5,752)	4,982
Changes in operating assets and liabilities:
Prepayments and other current assets	61,182	8,641	28,573	457,974
Loan receivables - service fee	11	2	(862)	(978)
Inventories	2,116	299	(4,931)	3,988
Amounts due from related parties	1,732	245	5,994	(6,759)
Other non-current assets	(13,486)	(1,905)	18,755	(234)
Accounts payable	(909)	(128)	5,718	5,885
Salary and welfare payable	(16,080)	(2,271)	1,459	(15,764)
Taxes payable	498	70	(2,679)	4,179
Advances from customers	(1,074)	(152)	1,140	(199)
Amounts due to related parties	2,625	371	(9,710)	16,446
Accruals and other current liabilities	(74,342)	(10,499)	(134,826)	(416,004)
Net cash used in operating activities	(311,789)	(44,033)	(325,808)	(314,862)
Cash flows from investing activities:
Purchase of property, equipment and software	(10,430)	(1,472)	(8,648)	(5,169)
Purchase of intangible assets	(52,433)	(7,405)	(11,138)	(420)
Disposal of property and equipment	2,045	289	2,652	37,339
Disposal of long-term investment			35,501
Purchase of short term investments	(1,276,000)	(180,206)	(1,055,000)	(2,044,621)
Maturity of short term investments	1,250,000	176,534	973,000	2,315,204
Cash paid for loan originations	(1,737,413)	(245,370)	(1,895,669)	(2,159,785)
Cash received from loan repayments	1,726,656	243,850	1,876,466	2,204,651
Cash paid for available-for-sale security investments	(15,575)	(2,200)
Net cash outflow arising from deconsolidation of a subsidiary (Note 10)				(6,738)
Net cash provided by/(used in) investing activities	(113,150)	(15,980)	(82,836)	340,461
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs			389,356
Cash payment of remaining issuance cost for IPO	(873)	(123)
Proceeds from deemed exercise of share options, net			21,587	7,136
Return of the proceeds withdrawn by employees for deemed exercise of share options	(23,602)	(3,333)
Proceeds from exercise of share options	1,709	241
Cash payment for repurchase of ordinary shares (Note16)	(6,566)	(927)
Cash paid for loan to shareholder			(1,307)
Cash received for loan repayments due from a shareholder			6,236
Cash paid for borrowing from shareholder			(1,000)
Net cash provided by/(used in) financing activities	(29,332)	(4,142)	414,872	7,136
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	33,929	4,791	46,091	(78,833)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(420,342)	(59,364)	52,319	(46,098)
Cash and cash equivalents and restricted cash at beginning of year	1,277,716	180,448	1,225,397	1,271,495
Cash and cash equivalents and restricted cash at end of year	857,374	121,084	1,277,716	1,225,397
Supplemental disclosures of cash flow information:
Cash paid for income taxes	1,130	160	(2,519)	(1,781)
Supplemental disclosures of non-cash flow investing and financing activities:
Accretion on convertible redeemable preferred shares to redemption value			509,904	688,240
Payable for deconsolidation of a subsidiary				¥ 1,190
Deemed dividend to holders of mezzanine equity	¥ 89,076		¥ 89,076